UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2025

Date of reporting period:	November 1, 2024 – April 30, 2025

Item 1. Report to Stockholders:

(a) The Report to Shareholders is filed herewith

(b) Not applicable

Putnam Core Bond Fund
Class A [PTRNX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Core Bond Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$32	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,107,539,675
Total Number of Portfolio Holdings*	805
Portfolio Turnover Rate	227%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Core Bond Fund	PAGE 1	39114-STSA-0625

Putnam Core Bond Fund
Class C [PTRGX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Core Bond Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$70	1.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,107,539,675
Total Number of Portfolio Holdings*	805
Portfolio Turnover Rate	227%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Core Bond Fund	PAGE 1	39114-STSC-0625

Putnam Core Bond Fund
Class R [PTRKX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Core Bond Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$45	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,107,539,675
Total Number of Portfolio Holdings*	805
Portfolio Turnover Rate	227%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Core Bond Fund	PAGE 1	39114-STSR-0625

Putnam Core Bond Fund
Class R6 [PTREX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Core Bond Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$20	0.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,107,539,675
Total Number of Portfolio Holdings*	805
Portfolio Turnover Rate	227%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Core Bond Fund	PAGE 1	39114-STSR6-0625

Putnam Core Bond Fund
Class Y [PYTRX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Core Bond Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$20	0.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$1,107,539,675
Total Number of Portfolio Holdings*	805
Portfolio Turnover Rate	227%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Core Bond Fund	PAGE 1	39114-STSY-0625

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Core Bond
Fund

Financial Statements and Other Important Information

Semi-Annual | April 30, 2025

Financial Statements and Other Important Information—Semi-Annual	franklintempleton.com

The fund’s portfolio 4/30/25 (Unaudited)
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (29.5%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (8.3%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 9/20/53 to 11/20/53	$2,497,456	$2,615,325
6.00%, TBA, 5/1/55	8,000,000	8,093,438
6.00%, with due dates from 2/20/53 to 12/20/54	6,370,645	6,513,131
5.50%, TBA, 5/1/55	7,000,000	6,998,441
5.50%, with due dates from 5/20/49 to 7/20/53	2,332,530	2,362,278
5.00%, TBA, 5/1/55	8,000,000	7,849,286
5.00%, with due dates from 5/20/49 to 8/20/53	921,861	910,025
4.50%, TBA, 5/1/55	16,000,000	15,318,733
4.00%, with due dates from 6/20/49 to 1/20/51	4,116,820	3,869,115
3.50%, TBA, 5/1/55	8,000,000	7,268,476
3.50%, with due dates from 10/20/49 to 11/20/49	68,733	61,752
3.00%, with due dates from 6/20/50 to 1/20/54	6,399,326	5,669,903
2.50%, TBA, 5/1/55	12,000,000	10,229,049
2.00%, TBA, 5/1/55	17,000,000	13,873,432
		91,632,384
U.S. Government Agency Mortgage Obligations (21.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	44,153	45,635
6.00%, 5/1/53	1,068,136	1,094,364
5.50%, with due dates from 7/1/49 to 11/1/53	4,096,383	4,135,297
4.50%, 2/1/53	291,261	279,195
4.00%, 4/1/52	813,861	761,619
3.50%, 7/1/52	8,883,047	8,030,876
3.00%, with due dates from 8/1/50 to 3/1/52	2,424,361	2,140,288
2.50%, with due dates from 10/1/50 to 4/1/52	6,457,375	5,471,233
2.00%, with due dates from 3/1/51 to 1/1/52	3,885,915	3,099,579
2.00%, 9/1/35	609,211	558,143
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/1/53 to 7/1/54	1,610,919	1,665,179
6.00%, with due dates from 4/1/53 to 10/1/53	2,705,605	2,781,207
5.50%, with due dates from 4/1/50 to 11/1/53	8,785,971	8,859,905
5.00%, with due dates from 1/1/49 to 8/1/49	66,251	65,938
4.50%, with due dates from 1/1/53 to 5/1/53	2,490,265	2,387,388
4.00%, with due dates from 5/1/52 to 5/1/53	2,632,331	2,469,868
3.50%, with due dates from 7/1/50 to 4/1/52	4,975,643	4,524,904
3.00%, with due dates from 9/1/50 to 4/1/51	1,725,662	1,516,922
2.50%, with due dates from 3/1/51 to 3/1/52	2,298,385	1,944,454
2.00%, with due dates from 9/1/50 to 3/1/52	9,857,209	7,901,353
2.00%, 3/1/37	2,492,571	2,284,166
1.50%, 9/1/51	1,692,951	1,278,251
1.50%, 11/1/41	1,055,465	867,430
Uniform Mortgage-Backed Securities
6.50%, TBA, 5/1/55	8,000,000	8,239,406
6.00%, TBA, 5/1/55	28,000,000	28,407,888
5.50%, TBA, 5/1/55	27,000,000	26,945,932
5.00%, TBA, 5/1/55	17,000,000	16,643,860
4.50%, TBA, 5/1/55	9,000,000	8,608,362
4.00%, TBA, 5/1/55	6,000,000	5,592,470
3.00%, TBA, 5/1/55	16,000,000	13,888,235
3.00%, TBA, 5/1/40	1,000,000	949,570
2.50%, TBA, 5/1/55	33,000,000	27,438,948
2.50%, TBA, 5/1/40	2,000,000	1,858,932
2.00%, TBA, 5/1/55	39,000,000	30,943,692
1.50%, TBA, 5/1/40	2,000,000	1,765,831
		235,446,320
Total U.S. government and agency mortgage obligations (cost $326,702,349)		$327,078,704

Core Bond Fund
1

U.S. TREASURY OBLIGATIONS (32.6%)*	Principal amount	Value
U.S. Treasury Bonds
3.375%, 11/15/48	$31,840,000	$25,445,259
3.00%, 2/15/49	26,760,000	19,925,224
2.875%, 5/15/52	18,360,000	13,086,162
2.875%, 5/15/49	10,690,000	7,751,920
2.75%, 8/15/42 Ф	10,370,000	8,011,635
2.25%, 2/15/52	35,800,000	22,146,355
U.S. Treasury Notes
4.375%, 5/15/34	43,340,000	44,180,559
4.375%, 8/15/26	5,980,000	6,024,733
4.125%, 9/30/27 [i]	151,000	153,475
4.00%, 2/15/34	66,820,000	66,325,376
2.375%, 5/15/27	14,480,000	14,132,989
1.875%, 2/28/29	34,150,000	32,006,954
1.50%, 11/30/28	12,680,000	11,780,265
1.25%, 9/30/28	15,830,000	14,636,257
1.125%, 8/31/28	63,750,000	58,814,355
1.00%, 7/31/28	7,800,000	7,182,703
0.875%, 6/30/26	5,390,000	5,210,404
0.50%, 2/28/26	4,410,000	4,285,284
Total U.S. treasury obligations (cost $361,929,781)		$361,099,909
CORPORATE BONDS AND NOTES (28.6%)*	Principal amount	Value
Basic materials (0.7%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.58%, 7/15/29 (Germany)	$1,150,000	$1,161,293
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.415%, 7/15/27 (Germany)	233,000	235,098
DuPont de Nemours, Inc. sr. unsec. unsub. bonds 5.419%, 11/15/48	2,027,000	1,981,344
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	936,000	936,560
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.375%, 10/6/30	422,000	449,875
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	396,000	351,119
Huntsman International, LLC sr. unsec. bonds 5.70%, 10/15/34	1,585,000	1,430,902
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	185,000	174,473
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	90,000	89,628
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	77,000	67,047
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	160,000	157,956
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	103,000	117,650
		7,152,945
Capital goods (1.7%)
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)	350,000	340,290
BAE Systems PLC 144A sr. unsec. notes 5.125%, 3/26/29 (United Kingdom)	745,000	760,910
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50	409,000	383,675
Boeing Co. (The) sr. unsec. bonds 3.95%, 8/1/59	730,000	487,132
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30	1,633,000	1,499,517
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27	1,183,000	1,143,413
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	690,000	676,176
Boeing Co. (The) sr. unsec. unsub. bonds 6.858%, 5/1/54	333,000	356,015
Boeing Co. (The) sr. unsec. unsub. notes 6.528%, 5/1/34	389,000	418,129
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29	60,000	63,132
Boeing Co. (The) sr. unsec. unsub. notes 6.259%, 5/1/27	39,000	40,187
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	943,000	978,926
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	915,000	953,298
Howmet Aerospace, Inc. sr. unsec. unsub. notes 6.75%, 1/15/28	500,000	529,232
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	1,219,000	1,159,394
MasTec, Inc. company guaranty sr. unsec. unsub. notes 5.90%, 6/15/29	765,000	782,714
Regal Rexnord Corp. company guaranty sr. unsec. unsub. notes 6.05%, 4/15/28	2,580,000	2,647,618
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	1,095,000	1,121,244
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28	1,634,000	1,579,997
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	1,948,000	1,955,991
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	397,000	406,614
		18,283,604

2
Core Bond Fund

CORPORATE BONDS AND NOTES (28.6%)* cont.	Principal amount	Value
Communication services (1.9%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	$1,670,000	$1,486,176
American Tower Corp. sr. unsec. notes 5.50%, 3/15/28 R	225,000	231,509
American Tower Corp. sr. unsec. notes 3.95%, 3/15/29 R	925,000	902,593
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	481,000	445,669
American Tower Corp. sr. unsec. sub. notes 3.80%, 8/15/29 R	600,000	580,341
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	430,000	428,561
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	430,000	429,461
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	2,361,000	1,949,129
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	59,000	43,983
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	33,000	32,958
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	125,000	122,157
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	505,000	493,992
Crown Castle, Inc. sr. unsec. notes 4.90%, 9/1/29 R	2,145,000	2,150,959
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	760,000	715,470
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	740,000	746,529
Rogers Communications, Inc. company guaranty sr. unsec. unsub. bonds 4.30%, 2/15/48 (Canada)	90,000	69,510
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	2,653,000	2,426,046
Rogers Communications, Inc. unsec. sub. bonds 7.125%, 4/15/55 (Canada)	790,000	787,644
Rogers Communications, Inc. unsec. sub. bonds 7.00%, 4/15/55 (Canada)	1,570,000	1,582,675
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	265,000	283,514
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	1,577,000	1,567,433
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.125%, 5/15/32	1,410,000	1,426,031
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	460,000	438,535
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.05%, 2/15/28	595,000	559,625
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	1,438,000	1,637,637
		21,538,137
Consumer cyclicals (3.0%)
7-Eleven, Inc. 144A sr. unsec. notes 1.30%, 2/10/28	2,752,000	2,516,667
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	150,000	146,929
Brunswick Corp. sr. unsec. unsub. notes 2.40%, 8/18/31	1,232,000	1,005,169
Brunswick Corp./DE sr. unsec. bonds 5.10%, 4/1/52	1,160,000	862,598
Brunswick Corp./DE sr. unsec. notes 5.85%, 3/18/29	375,000	380,127
Carnival Corp. 144A company guaranty sr. sub. notes 4.00%, 8/1/28	3,374,000	3,220,297
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/15/30	245,000	243,450
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34	4,245,000	4,123,062
Dick’s Sporting Goods, Inc. sr. unsec. bonds 4.10%, 1/15/52	1,960,000	1,344,592
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	100,000	95,871
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54	299,000	284,178
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	664,000	675,615
Hyatt Hotels Corp. sr. unsec. notes 5.375%, 12/15/31	335,000	333,223
Hyatt Hotels Corp. sr. unsec. notes 5.25%, 6/30/29	495,000	496,831
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	1,530,000	1,598,523
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	60,000	62,777
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	158,000	158,899
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	959,000	966,847
Hyundai Capital America 144A sr. unsec. notes 4.875%, 11/1/27 (South Korea)	1,565,000	1,566,613
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	98,000	85,879
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.50%, 8/18/26	635,000	621,297
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54	205,000	199,097
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	1,230,000	1,281,433
Paramount Global sr. unsec. unsub. FRB 4.375%, 3/15/43	1,280,000	922,713
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	435,000	420,108
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	1,545,000	1,502,459
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	200,000	185,100
Tapestry, Inc. sr. unsec. bonds 5.50%, 3/11/35	824,000	802,916
Tapestry, Inc. sr. unsec. bonds 3.05%, 3/15/32	319,000	276,231
Tapestry, Inc. sr. unsec. notes 5.10%, 3/11/30	691,000	694,197
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29	1,355,000	1,298,820
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	987,000	978,239

Core Bond Fund
3

CORPORATE BONDS AND NOTES (28.6%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	$1,628,000	$1,394,609
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	2,440,000	2,375,214
		33,120,580
Consumer staples (1.7%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	1,890,000	1,913,194
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.80%, 4/15/34	375,000	375,984
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	305,000	302,631
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	1,315,000	1,295,235
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL company guaranty sr. unsec. notes 6.75%, 3/15/34 (Luxembourg)	1,346,000	1,460,274
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.75%, 4/1/33 (Luxembourg)	106,000	108,275
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	1,583,000	1,489,208
JBS USA LUX SA/JBS USA Food Co./JBS USA Foods Group 144A company guaranty sr. unsec. sub. bonds 5.95%, 4/20/35	315,000	324,475
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	1,034,000	1,047,067
Mars, Inc. 144A sr. unsec. bonds 5.80%, 5/1/65	325,000	320,592
Mars, Inc. 144A sr. unsec. sub. bonds 5.70%, 5/1/55	510,000	503,077
Mars, Inc. 144A sr. unsec. sub. bonds 5.65%, 5/1/45	630,000	626,097
Mars, Inc. 144A sr. unsec. sub. notes 5.20%, 3/1/35	700,000	703,044
Mars, Inc. 144A sr. unsec. sub. notes 5.00%, 3/1/32	525,000	529,467
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	2,456,000	2,476,351
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	2,013,000	2,065,839
Philip Morris International, Inc. sr. unsec. unsub. notes 4.75%, 11/1/31	2,460,000	2,469,981
Pilgrim’s Pride Corp. company guaranty sr. unsec. notes 3.50%, 3/1/32	609,000	540,988
		18,551,779
Energy (1.8%)
Aker BP ASA 144A sr. unsec. bonds 5.80%, 10/1/54 (Norway)	1,520,000	1,331,806
Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 7.20%, 1/15/32 (Canada)	621,000	675,499
Canadian Natural Resources, Ltd. 144A sr. unsec. notes 5.00%, 12/15/29 (Canada)	1,144,000	1,140,983
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	910,000	889,411
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	2,767,000	2,430,460
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	242,000	246,855
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	229,000	239,612
DT Midstream, Inc. 144A sr. bonds 5.80%, 12/15/34	1,485,000	1,472,624
Eastern Energy Gas Holdings, LLC sr. unsec. unsub. bonds 5.65%, 10/15/54	376,000	354,336
Eastern Energy Gas Holdings, LLC sr. unsec. unsub. notes 5.80%, 1/15/35	989,000	1,021,544
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	819,000	874,877
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29	310,000	305,720
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	1,115,000	1,088,080
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	311,000	319,234
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	180,000	187,039
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	63,000	62,138
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	544,000	554,238
South Bow USA Infrastructure Holdings, LLC 144A company guaranty sr. unsec. bonds 5.584%, 10/1/34	975,000	943,391
South Bow USA Infrastructure Holdings, LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	1,475,000	1,463,588
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	840,000	839,926
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	221,000	215,057
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	2,360,000	2,362,985
Williams Cos., Inc. (The) sr. unsec. sub. bonds 5.60%, 3/15/35	992,000	1,001,074
		20,020,477
Financials (9.1%)
ABN AMRO Bank NV 144A sr. unsec. unsub. notes 4.988%, 12/3/28 (Netherlands)	1,000,000	1,009,625
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	2,195,000	1,940,379
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)	1,435,000	1,451,152
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	385,000	384,940

4
Core Bond Fund

CORPORATE BONDS AND NOTES (28.6%)* cont.	Principal amount	Value
Financials cont.
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	$805,000	$829,633
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	1,045,000	982,707
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	3,265,000	3,387,355
Aircastle, Ltd./Aircastle Ireland DAC 144A sr. unsec. notes 5.25%, 3/15/30	695,000	689,422
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	486,000	538,473
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	1,000,000	1,012,959
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	605,000	621,953
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	2,465,000	2,446,040
Arthur J Gallagher & Co. sr. unsec. notes 4.85%, 12/15/29	695,000	704,028
Athene Global Funding 144A notes 5.526%, 7/11/31	810,000	823,500
Athene Global Funding 144A notes 5.322%, 11/13/31	935,000	933,986
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	306,000	296,967
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	505,000	511,901
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	200,000	173,351
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	1,920,000	1,939,275
Aviation Capital Group, LLC 144A sr. unsec. unsub. notes 5.125%, 4/10/30	770,000	762,451
Banco Santander SA unsec. sub. bonds 6.921%, 8/8/33 (Spain)	1,200,000	1,276,773
Bank of America Corp. sr. unsec. bonds 5.511%, 1/24/36	1,549,000	1,570,664
Bank of America Corp. sr. unsec. bonds 5.468%, 1/23/35	90,000	91,320
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	1,880,000	1,702,227
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	1,020,000	1,061,936
Bank of America Corp. sr. unsec. notes 5.162%, 1/24/31	1,551,000	1,580,391
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	923,000	823,328
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	450,000	447,724
Bank of America Corp. unsec. sub. notes Ser. MTN, 5.425%, 8/15/35	1,945,000	1,904,433
Bank of Nova Scotia (The) jr. unsec. sub. bonds 7.35%, 4/27/85 (Canada)	1,665,000	1,651,627
Barclays PLC sr. unsec. unsub. notes 5.367%, 2/25/31 (United Kingdom)	1,250,000	1,267,161
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	1,525,000	1,469,590
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	950,000	980,117
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	465,000	518,246
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	211,000	173,743
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74	567,000	560,624
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	923,000	945,049
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	90,000	74,551
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	918,000	915,397
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	368,000	363,592
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34	1,021,000	1,054,447
CNO Global Funding 144A notes 4.95%, 9/9/29	797,000	798,804
CNO Global Funding 144A notes 2.65%, 1/6/29	642,000	596,921
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	960,000	979,985
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	1,790,000	1,576,760
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	615,000	596,397
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	250,000	241,851
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 6.72%, 1/18/29 (Germany)	1,390,000	1,457,847
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27 R	144,000	141,627
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	950,000	968,737
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	340,000	342,706
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	91,000	53,729
Fifth Third Bancorp sr. unsec. notes 4.895%, 9/6/30	360,000	359,254
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	930,000	975,494
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	720,000	716,137
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27	290,000	278,182
General Motors Financial Co., Inc. sr. sub. notes 5.80%, 1/7/29	465,000	474,732
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	380,000	373,916
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33 R	414,000	436,862
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	1,037,000	1,035,041
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	665,000	658,812
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	505,000	515,328
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	103,000	84,435
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	146,000	146,358
Jane Street Group/JSG Finance, Inc. 144A sr. notes 6.75%, 5/1/33	1,410,000	1,417,700

Core Bond Fund
5

CORPORATE BONDS AND NOTES (28.6%)* cont.	Principal amount	Value
Financials cont.
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	$342,000	$346,778
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.03%, 3/16/26	745,000	746,936
JPMorgan Chase & Co. sr. unsec. bonds 4.946%, 10/22/35	2,790,000	2,725,955
JPMorgan Chase & Co. sr. unsec. notes 5.14%, 1/24/31	1,655,000	1,690,690
JPMorgan Chase & Co. sr. unsec. notes 4.603%, 10/22/30	2,790,000	2,789,122
JPMorgan Chase & Co. sr. unsec. unsub. bonds 5.502%, 1/24/36	650,000	661,601
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.323%, 4/26/28	445,000	444,561
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	1,471,000	1,517,845
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	2,695,000	2,464,516
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	1,022,000	988,327
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	300,000	318,995
LPL Holdings, Inc. company guaranty sr. unsec. notes 5.20%, 3/15/30	1,461,000	1,475,641
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)	38,000	39,065
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)	2,345,000	2,409,321
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 5.15%, 3/17/30 (United Kingdom)	49,000	48,134
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	360,000	333,847
Morgan Stanley sr. unsec. notes 5.23%, 1/15/31	820,000	836,305
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	2,085,000	2,118,418
Morgan Stanley sr. unsec. notes 4.994%, 4/12/29	1,530,000	1,551,134
Morgan Stanley sr. unsec. notes 2.475%, 1/21/28	3,000,000	2,899,296
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	459,000	462,291
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	1,270,000	1,268,236
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	250,000	253,776
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	58,000	59,580
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	230,000	232,201
Nippon Life Insurance Co. 144A unsec. sub. notes 6.50%, 4/30/55 (Japan)	1,870,000	1,898,346
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	2,530,000	2,395,792
Protective Life Global Funding 144A 5.467%, 12/8/28	595,000	617,444
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	1,005,000	1,032,188
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)	465,000	481,780
Truist Bank unsec. sub. FRN Ser. BKNT, 4.632%, 9/17/29	420,000	411,239
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.711%, 1/24/35	576,000	586,185
U.S. Bancorp unsec. sub. FRB 2.491%, 11/3/36	324,000	268,227
UBS Group AG 144A sr. unsec. notes 5.428%, 2/8/30 (Switzerland)	815,000	834,903
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	250,000	243,609
VICI Properties LP sr. unsec. notes 5.125%, 11/15/31 R	815,000	807,043
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	140,000	140,158
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 1/15/28 R	1,485,000	1,462,586
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29 R	640,000	613,524
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	1,607,000	1,578,788
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	1,380,000	1,420,113
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	330,000	360,716
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	108,000	96,150
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	131,000	95,603
		101,127,617
Health care (2.0%)
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	450,000	428,350
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	659,000	632,961
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	206,000	211,922
Amgen, Inc. sr. unsec. unsub. notes 4.20%, 3/1/33	900,000	852,696
Biogen, Inc. sr. unsec. sub. notes 2.25%, 5/1/30	404,000	359,398
Bristol-Myers Squibb Co. sr. unsec. bonds 4.125%, 6/15/39	2,180,000	1,913,699
Centene Corp. sr. unsec. sub. notes 2.625%, 8/1/31	2,300,000	1,944,421
CVS Health Corp. sr. unsec. notes 5.40%, 6/1/29	3,000,000	3,078,424
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	1,726,000	1,557,461
GE HealthCare Technologies, Inc. company guaranty sr. unsub. notes 5.65%, 11/15/27	155,000	159,471
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29	240,000	241,809
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	150,000	149,731
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	692,000	658,712
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	527,000	529,930
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	77,000	69,872

6
Core Bond Fund

CORPORATE BONDS AND NOTES (28.6%)* cont.	Principal amount	Value
Health care cont.
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	$285,000	$293,625
Icon Investments Six DAC company guaranty sr. notes 5.849%, 5/8/29 (Ireland)	200,000	204,895
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)	300,000	306,078
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	431,000	431,200
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	1,474,000	1,366,077
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	1,230,000	1,215,028
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	234,000	235,881
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28	295,000	317,578
Royalty Pharma PLC company guaranty sr. unsec. bonds 5.40%, 9/2/34	974,000	967,681
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	967,000	977,531
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	140,000	125,477
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 5.875%, 2/15/53	574,000	571,634
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 4.625%, 7/15/35	270,000	260,492
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	2,646,000	2,350,740
		22,412,774
Technology (2.1%)
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	146,000	146,974
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	243,000	247,218
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	288,000	280,807
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29	2,275,000	2,320,207
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	2,606,000	2,496,998
Cisco Systems, Inc. sr. unsec. notes 5.05%, 2/26/34	639,000	646,999
Flex, Ltd. sr. unsec. notes 5.25%, 1/15/32	695,000	683,280
Foundry JV Holdco, LLC 144A sr. notes 5.90%, 1/25/33	575,000	586,967
Foundry JV Holdco, LLC 144A sr. notes 5.50%, 1/25/31	380,000	385,090
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	2,621,000	2,415,185
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	44,000	41,313
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54	506,000	467,165
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34	253,000	244,355
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31	1,506,000	1,488,367
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	435,000	431,070
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	368,000	381,046
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	400,000	414,079
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	607,000	607,628
Meta Platforms, Inc. sr. unsec. bonds 5.55%, 8/15/64	939,000	904,341
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	952,000	916,817
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	1,156,000	1,069,214
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	517,000	395,410
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	2,090,000	1,881,147
Oracle Corp. sr. unsec. unsub. bonds 4.30%, 7/8/34	923,000	856,762
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	41,000	30,433
Paychex, Inc. sr. unsec. notes 5.10%, 4/15/30	1,650,000	1,675,257
Synopsys, Inc. sr. unsec. bonds 5.70%, 4/1/55	90,000	87,064
Synopsys, Inc. sr. unsec. bonds 5.15%, 4/1/35	1,265,000	1,268,188
		23,369,381
Transportation (0.4%)
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)	2,500,000	2,426,343
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	150,000	149,462
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29	700,000	705,839
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	575,000	582,667
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	895,000	920,017
		4,784,328
Utilities and power (4.2%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	211,000	180,718
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	305,000	323,991
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	565,000	573,472
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	305,000	302,886
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	1,694,000	1,472,251
CenterPoint Energy Resources Corp. sr. unsec. unsub. bonds 5.40%, 7/1/34	342,000	345,854
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	558,000	578,365
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	229,000	240,824

Core Bond Fund
7

CORPORATE BONDS AND NOTES (28.6%)* cont.	Principal amount	Value
Utilities and power cont.
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	$450,000	$425,598
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	1,005,000	1,038,588
DTE Energy Co. sr. unsec. unsub. notes 5.85%, 6/1/34	160,000	165,017
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27	510,000	515,345
Duke Energy Corp. sr. unsec. bonds 5.80%, 6/15/54	113,000	108,411
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34	157,000	159,702
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29	400,000	405,577
Duke Energy Ohio, Inc. sr. bonds 5.25%, 4/1/33	900,000	915,015
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	89,000	87,268
Electricite De France SA 144A sr. unsec. notes 5.95%, 4/22/34 (France)	2,325,000	2,412,147
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	630,000	598,380
Enel Finance International NV 144A company guaranty sr. unsec. unsub. notes 7.50%, 10/14/32 (Netherlands)	600,000	679,271
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	1,471,000	1,417,702
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29	1,190,000	1,206,567
Energy Transfer LP sr. unsec. notes 5.20%, 4/1/30	1,389,000	1,403,422
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	290,000	296,005
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	874,000	895,694
Exelon Corp. sr. unsec. unsub. bonds 5.625%, 6/15/35	1,427,000	1,441,924
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29	1,090,000	1,114,815
FirstEnergy Transmission, LLC sr. unsec. notes 4.55%, 1/15/30	215,000	212,998
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	653,000	659,670
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	252,000	251,521
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	1,683,000	1,910,005
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	205,000	207,165
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. bonds 5.90%, 3/15/55	445,000	434,109
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.30%, 3/15/32	1,390,000	1,419,285
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	1,194,000	1,175,461
NiSource, Inc. sr. unsec. unsub. notes 5.20%, 7/1/29	755,000	772,248
Northern States Power Co./MN sr. notes 5.05%, 5/15/35	700,000	702,681
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27	3,400,000	3,206,189
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	695,000	682,262
Oncor Electric Delivery Co., LLC sr. bonds 4.95%, 9/15/52	383,000	338,003
Oncor Electric Delivery Co., LLC sr. notes 3.70%, 11/15/28	300,000	295,170
Pacific Gas and Electric Co. sr. bonds 6.75%, 1/15/53	1,915,000	1,930,682
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	1,227,000	1,244,346
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	162,000	130,686
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	450,000	465,292
PacifiCorp sr. bonds 2.70%, 9/15/30	188,000	169,190
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	170,000	160,751
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	301,000	303,194
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	594,000	614,641
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	70,000	72,677
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	810,000	787,637
Virginia Electric and Power Co. sr. unsec. unsub. notes 5.05%, 8/15/34	1,460,000	1,445,599
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	517,000	522,700
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	1,015,000	993,167
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	650,000	638,939
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	604,000	649,002
Vistra Operations Co., LLC 144A sr. bonds 5.70%, 12/30/34	1,895,000	1,887,650
Wisconsin Electric Power Co. sr. unsec. unsub. bonds 4.60%, 10/1/34	813,000	794,149
Xcel Energy, Inc. sr. unsec. bonds 5.60%, 4/15/35	1,700,000	1,717,598
		46,099,476
Total corporate bonds and notes (cost $314,487,946)		$316,461,098
MORTGAGE-BACKED SECURITIES (13.8%)*	Principal amount	Value
Agency collateralized mortgage obligations (2.5%)
Federal Home Loan Mortgage Corporation
REMICs FRB Ser. 5391, Class FC, (US 30 Day Average SOFR + 1.10%), 5.454%, 3/25/54	$1,138,227	$1,142,349
STRIPs FRB Ser. 413, Class F23, (US 30 Day Average SOFR + 1.05%), 5.404%, 5/25/54	3,708,970	3,700,942
Federal Home Loan Mortgage Corporation Multifamily ML certificates REMICs FRB Ser. 5471, Class FD, (US 30 Day Average SOFR + 0.85%), 5.204%, 11/25/54	1,380,619	1,373,607

8
Core Bond Fund

MORTGAGE-BACKED SECURITIES (13.8%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs FRB Ser. 24-89, Class FA, (US 30 Day Average SOFR + 1.20%), 5.554%, 12/25/54	$5,320,995	$5,335,994
REMICs FRB Ser. 24-98, Class FA, (US 30 Day Average SOFR + 1.15%), 5.504%, 12/25/53	3,370,548	3,373,766
FRB Ser. 7023, Class FA, IO, 5.503%, 5/25/55 ##	3,436,000	3,430,631
REMICs FRB Ser. 24-93, Class FD, IO, (US 30 Day Average SOFR + 1.05%), 5.404%, 12/25/54	4,339,185	4,322,268
Government National Mortgage Association FRB Ser. 24-78, Class QF, (US 30 Day Average SOFR + 1.10%), 5.45%, 5/20/54	5,046,443	5,059,302
		27,738,859
Commercial mortgage-backed securities (4.8%)
AREIT CRE Trust 144A FRB Ser. 22-CRE6, Class A, 5.60%, 1/20/37 (Cayman Islands)	317,991	316,059
Banc of America Commercial Mortgage Trust FRB Ser. 15-UBS7, Class B, 4.465%, 9/15/48 W	2,772,000	2,638,026
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.894%, 11/15/54 W	35,556,537	595,721
FRB Ser. 18-BN10, Class XA, IO, 0.829%, 2/15/61 W	37,704,114	598,315
Bank5
FRB Ser. 24-5YR10, Class XA, 1.403%, 10/15/57 W	17,539,300	812,285
FRB Ser. 24-5YR12, Class XA, IO, 0.696%, 12/15/57 W	113,324,942	2,411,798
Barclays Commercial Mortgage Trust Ser. 19-C5, Class C, 3.71%, 11/15/52	3,072,000	2,686,872
Bayview Opportunity Master Fund VII Trust 144A Ser. 23-1A, Class A, 6.93%, 10/28/60	295,139	302,494
BBCMS Mortgage Trust
FRB Ser. 24-5C29, Class XA, IO, 1.822%, 9/15/57 W	28,251,757	1,720,309
FRB Ser. 24-5C31, Class XA, IO, 1.281%, 12/15/57 W	15,166,912	657,948
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 5.784%, 12/16/36 (Cayman Islands)	240,992	240,689
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 5.504%, 11/16/38 (Cayman Islands)	171,337	170,300
BMO Mortgage Trust FRB Ser. 24-5C8, Class XA, IO, 1.24%, 12/15/57 W	18,570,187	773,281
Cantor Commercial Real Estate Lending FRB Ser. 19-CF3, Class XA, IO, 0.797%, 1/15/53 W	8,837,729	215,166
CFCRE Commercial Mortgage Trust
Ser. 16-C3, Class A3, 3.865%, 1/10/48	289,000	286,484
FRB Ser. 16-C4, Class XA, IO, 1.727%, 5/10/58 W	5,782,504	42,138
Citigroup Commercial Mortgage Trust Ser. 16-P6, Class A5, 3.72%, 12/10/49 W	423,000	412,411
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.941%, 5/10/47 W	989,000	908,352
FRB Ser. 15-CR27, Class B, 4.486%, 10/10/48 W	1,169,000	1,141,003
FRB Ser. 15-LC19, Class C, 4.242%, 2/10/48 W	571,000	553,222
Ser. 14-UBS4, Class AM, 3.968%, 8/10/47	1,107,000	1,060,011
FRB Ser. 14-CR14, Class B, 3.793%, 2/10/47 W	504,560	486,242
Ser. 15-DC1, Class AM, 3.724%, 2/10/48	2,151,629	2,133,932
FRB Ser. 15-CR22, Class AM, 3.603%, 3/10/48 W	594,444	583,992
FRB Ser. 14-UBS4, Class XA, IO, 0.919%, 8/10/47 W	1,290,029	4,880
FRB Ser. 15-LC21, Class XA, IO, 0.65%, 7/10/48 W	15,196,766	199
FRB Ser. 15-CR22, Class XA, IO, 0.549%, 3/10/48 W	1,789,507	145
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C2, Class B, 4.208%, 6/15/57 W	1,078,000	1,050,849
Ser. 19-C17, Class C, 3.934%, 9/15/52 W	213,000	145,594
Ser. 15-C2, Class AS, 3.849%, 6/15/57 W	1,930,000	1,919,402
Ser. 15-C1, Class AS, 3.791%, 4/15/50 W	685,563	681,596
Ser. 15-C2, Class A4, 3.504%, 6/15/57	74,298	74,137
Ser. 16-C6, Class AS, 3.346%, 1/15/49	458,000	442,730
Ser. 15-C1, Class XA, IO, 0.167%, 4/15/50 W	1,195,606	1
CSMC Trust FRB Ser. 16-NXSR, Class AS, 4.049%, 12/15/49 W	651,000	628,743
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.531%, 8/10/44 W	1,093,659	1,056,300
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates FRB Ser. K743, Class X1, IO, 1.014%, 5/25/28 W	10,125,557	243,929
FREMF Mortgage Trust 144A FRB Ser. 15-K51, Class B, 4.095%, 10/25/48 W	1,010,000	1,002,802
Government National Mortgage Association
FRB Ser. 20-190, IO, 1.051%, 11/16/62	5,507,215	427,564
FRB Ser. 21-17, IO, 1.051%, 1/16/61	5,765,306	461,686
GS Mortgage Securities Trust
Ser. 14-GC24, Class AS, 4.162%, 9/10/47 W	408,000	394,559
Ser. 16-GS2, Class B, 3.759%, 5/10/49 W	544,000	531,399
FRB Ser. 19-GC38, Class XA, 1.17%, 2/10/52 W	34,340,676	1,127,803

Core Bond Fund
9

MORTGAGE-BACKED SECURITIES (13.8%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C23, Class B, 4.70%, 9/15/47 W	$1,245,000	$1,204,025
FRB Ser. 14-C24, Class XA, IO, 0.862%, 11/15/47 W	4,780,917	112
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.915%, 6/15/51 W	358,000	320,126
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 8.046%, 2/12/51 W	13,802	17,560
FRB Ser. 12-LC9, Class D, 3.69%, 12/15/47 W	327,000	311,494
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	1,537,000	1,494,456
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 5.534%, 7/16/36 (Cayman Islands)	418,871	418,639
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C22, Class C, 4.245%, 4/15/48 W	910,000	820,640
FRB Ser. 13-C10, Class B, 4.112%, 7/15/46 W	1,028,275	956,642
Ser. 15-C25, Class AS, PO, 4.069%, 10/15/48	1,037,000	1,017,423
Ser. 15-C27, Class AS, 4.068%, 12/15/47	855,000	846,591
Ser. 16-C32, Class AS, 3.994%, 12/15/49 W	983,000	962,048
Ser. 15-C26, Class AS, 3.885%, 10/15/48 W	520,000	508,536
Ser. 15-C22, Class B, 3.883%, 4/15/48 W	506,000	483,241
FRB Ser. 15-C26, Class XA, IO, 1.034%, 10/15/48 W	8,978,150	208
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.798%, 8/15/45 W	315,540	309,560
FRB Ser. 13-C10, Class F, 4.112%, 7/15/46 W	1,661,000	133,415
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.939%, 10/15/51 W	1,050,056	962,061
FRB Ser. 16-UB12, Class XA, IO, 0.767%, 12/15/49 W	19,570,670	135,374
PFP, Ltd. 144A FRB Ser. 23-10, Class A, 6.693%, 9/16/38	899,663	901,911
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL10, Class AS, 7.397%, 10/25/39	502,000	516,047
FRB Ser. 23-FL12, Class A, 6.662%, 5/25/38	111,513	111,386
UBS Commercial Mortgage Trust
Ser. 18-C14, Class A4, 4.448%, 12/15/51	681,000	670,345
Ser. 19-C16, Class B, 4.32%, 4/15/52 W	727,000	673,096
Ser. 18-C10, Class A4, 4.313%, 5/15/51	366,000	360,518
Ser. 17-C1, Class AS, 3.724%, 6/15/50	472,000	456,828
FRB Ser. 17-C7, Class XA, IO, 1.124%, 12/15/50 W	12,212,988	266,851
FRB Ser. 18-C8, Class XA, IO, 0.964%, 2/15/51 W	25,530,970	494,931
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.488%, 11/15/48 W	53,072	125
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-C33, Class B, 4.506%, 3/15/59 W	1,187,000	1,172,243
Ser. 15-C31, Class AS, 4.049%, 11/15/48	640,000	633,355
Ser. 17-C39, Class B, 4.025%, 9/15/50	1,077,000	1,020,009
Ser. 19-C50, Class AS, 4.021%, 5/15/52	427,000	407,362
Ser. 17-RC1, Class AS, 3.844%, 1/15/60	762,000	742,529
Ser. 19-C52, Class A5, 2.892%, 8/15/52	261,000	242,957
FRB Ser. 25-5C3, Class XA, IO, 1.049%, 1/15/58 W	15,448,086	535,565
FRB Ser. 24-5C2, Class XA, 0.745%, 11/15/57 W	40,472,044	909,836
FRB Ser. 18-C43, Class XA, IO, 0.722%, 3/15/51 W	27,153,136	382,786
WF-RBS Commercial Mortgage Trust 144A Ser. 11-C4, Class D, 5.149%, 6/15/44 W	273,862	259,300
		53,601,499
Residential mortgage-backed securities (non-agency) (6.5%)
A&D Mortgage Trust 144A
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	3,958,771	4,024,371
Ser. 23-NQM3, Class A1, 6.733%, 7/25/68	1,492,225	1,509,551
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	1,114,567	1,119,953
Angel Oak Mortgage Trust 144A
FRB Ser. 25-HB1, Class A1, (US 30 Day Average SOFR + 1.80%), 6.153%, 2/25/55	810,000	819,149
Ser. 24-9, Class A1, stepped-coupon 5.138% (6.138%, 9/1/28), 9/25/69 ††	830,668	826,713
Arroyo Mortgage Trust 144A Ser. 19-1, Class A3, 4.208%, 1/25/49 W	121,863	119,556
BRAVO Residential Funding Trust 144A
Ser. 23-NQM6, Class A1, 6.602%, 9/25/63	706,887	712,980
Ser. 23-NQM5, Class A1, 6.505%, 6/25/63	652,032	656,753

10
Core Bond Fund

MORTGAGE-BACKED SECURITIES (13.8%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
BRAVO Residential Funding Trust 144A
Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64 ††	$1,881,552	$1,897,610
Ser. 24-NQM3, Class A1, stepped-coupon 6.191% (7.191%, 3/1/28), 3/25/64 ††	2,291,269	2,310,165
Ser. 24-NQM5, Class A1, stepped-coupon 5.803% (6.803%, 7/1/28), 6/25/64 ††	832,509	836,469
Chase Home Lending Mortgage Trust 144A
FRB Ser. 25-3, Class A11, (US 30 Day Average SOFR + 1.30%), 5.654%, 2/25/56	924,535	917,702
FRB Ser. 24-10, Class A11, (US 30 Day Average SOFR + 1.25%), 5.604%, 10/25/55	4,753,556	4,700,650
CIM Trust 144A Ser. 23-R4, Class A1, 5.00%, 5/25/62 W	411,801	412,068
Connecticut Avenue Securities Trust 144A FRB Ser. 25-R03, Class 2A1, (US 30 Day Average SOFR + 1.45%), 5.79%, 3/25/45	1,099,939	1,104,751
Countrywide Alternative Loan Trust FRB Ser. 06-OA7, Class 1A1, 3.261%, 6/25/46 W	328,377	305,418
Cross Mortgage Trust 144A
Ser. 24-H4, Class A1, stepped-coupon 6.147% (7.147%, 6/1/28), 7/25/69 ††	420,684	424,906
Ser. 24-H1, Class A1, stepped-coupon 6.085% (7.085%, 1/1/28), 12/25/68 ††	4,191,567	4,214,542
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2B, (US 30 Day Average SOFR + 2.61%), 6.968%, 3/25/30	343,427	347,037
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 8.054%, 9/25/42	42,000	44,007
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.304%, 6/25/42	268,146	273,589
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1B, (US 30 Day Average SOFR + 2.90%), 7.254%, 4/25/42	16,000	16,438
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.004%, 7/25/42	520,211	531,082
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 6.654%, 8/25/42	920,147	933,825
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 6.554%, 5/25/42	48,561	49,318
Structured Agency Credit Risk Debt FRN Ser. 19-HQA2, Class M2, (US 30 Day Average SOFR + 2.05%), 6.518%, 4/25/49	3,913	3,921
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 6.504%, 9/25/42	491,088	494,556
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.454%, 3/25/42	6,179	6,209
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-DNA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.453%, 3/25/43	382,073	388,577
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.354%, 6/25/43	129,956	130,676
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.354%, 4/25/42	53,842	54,504
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 6.204%, 11/25/43	189,457	191,187
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class M1, (US 30 Day Average SOFR + 1.85%), 6.204%, 11/25/43	35,573	35,752
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 6.154%, 11/25/41	4,286,351	4,302,428
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA2, Class M2, (US 30 Day Average SOFR + 1.70%), 6.054%, 5/25/44	38,000	38,009
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.004%, 1/25/34	142,762	143,234
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M2, (US 30 Day Average SOFR + 1.50%), 5.854%, 10/25/41	714,494	713,806
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA1, Class A1, (US 30 Day Average SOFR + 1.35%), 5.704%, 2/25/44	214,371	214,616
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.654%, 2/25/42	68,866	68,841
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA2, Class A1, (US 30 Day Average SOFR + 1.25%), 5.604%, 5/25/44	193,033	193,027
Structured Agency Credit Risk Trust REMICs FRB Ser. 25-DNA1, Class A1, (US 30 Day Average SOFR + 0.95%), 5.304%, 1/25/45	578,000	575,510
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M1, (US 30 Day Average SOFR + 0.95%), 5.304%, 12/25/41	290,803	288,751
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M1, (US 30 Day Average SOFR + 0.85%), 5.204%, 11/25/41	153,309	152,869

Core Bond Fund
11

MORTGAGE-BACKED SECURITIES (13.8%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 11.418%, 8/25/28	$7,524	$7,751
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 11.218%, 8/25/28	2,561	2,642
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 10.468%, 9/25/28	18,524	18,898
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 10.368%, 10/25/28	28,070	28,914
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 10.168%, 4/25/28	466,340	474,584
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 8.818%, 5/25/29	314,488	324,885
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 8.118%, 9/25/29	135,000	138,102
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 7.268%, 2/25/30	53,491	54,587
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 7.118%, 2/25/30	18,110	18,157
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (US 30 Day Average SOFR + 2.61%), 6.968%, 5/25/30	13,973	14,124
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 6.818%, 1/25/31	399,501	402,864
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 6.668%, 8/25/30	36,311	36,889
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 7.854%, 3/25/42	390,000	403,361
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 7.454%, 3/25/42	390,000	400,875
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.303%, 6/25/42	1,314,855	1,346,926
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 7.104%, 5/25/42	1,256,036	1,280,050
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 6.904%, 7/25/42	1,082,048	1,104,534
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 6.853%, 9/25/42	59,377	60,187
Connecticut Avenue Securities Trust FRB Ser. 23-R01, Class 1M1, (US 30 Day Average SOFR + 2.40%), 6.753%, 12/25/42	145,651	149,114
Connecticut Avenue Securities Trust FRB Ser. 23-R02, Class 1M1, (US 30 Day Average SOFR + 2.30%), 6.654%, 1/25/43	305,587	311,676
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 6.454%, 3/25/42	341,400	344,488
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 6.354%, 3/25/42	337,684	340,312
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 6.303%, 9/25/43	62,228	62,615
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 6.254%, 4/25/42	592,054	593,994
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 6.254%, 12/25/41	411,000	413,144
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.054%, 7/25/43	311,442	312,738
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.004%, 12/25/41	590,000	591,575
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M2, (US 30 Day Average SOFR + 1.55%), 5.904%, 10/25/41	56,650	56,732
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 5.554%, 1/25/42	145,762	145,692
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 5.504%, 9/25/44	172,440	172,196
Connecticut Avenue Securities Trust FRB Ser. 25-R02, Class 1M1, (US 30 Day Average SOFR + 1.15%), 5.503%, 2/25/45	1,685,553	1,687,745

12
Core Bond Fund

MORTGAGE-BACKED SECURITIES (13.8%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 5.503%, 3/25/44	$70,503	$70,425
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.454%, 5/25/44	206,753	206,626
Connecticut Avenue Securities Trust FRB Ser. 24-R02, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.454%, 2/25/44	13,704	13,669
Connecticut Avenue Securities FRB Ser. 25-R01, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.453%, 1/25/45	418,845	417,741
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1M1, (US 30 Day Average SOFR + 1.05%), 5.404%, 9/25/44	36,800	36,759
Connecticut Avenue Securities Trust FRB Ser. 24-R05, Class 2M1, (US 30 Day Average SOFR + 1.00%), 5.354%, 7/25/44	59,923	59,879
Connecticut Avenue Securities Trust FRB Ser. 25-R02, Class 1A1, (US 30 Day Average SOFR + 1.00%), 5.353%, 2/25/45	529,667	527,609
Connecticut Avenue Securities FRB Ser. 25-R01, Class 1A1, (US 30 Day Average SOFR + 0.95%), 5.303%, 1/25/45	392,616	390,726
GCAT Trust 144A Ser. 20-NQM2, Class A3, 3.935%, 4/25/65	293,276	285,092
HOMES Trust 144A Ser. 24-NQM1, Class A1, stepped-coupon 5.915% (6.915%, 7/1/28), 7/25/69 ††	2,599,207	2,614,214
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A3, 3.196%, 5/25/65 W	557,937	551,224
JPMorgan Mortgage Trust 144A
FRB Ser. 23-HE1, Class A1, (US 30 Day Average SOFR + 1.75%), 6.10%, 11/25/53	176,462	177,707
Ser. 24-CES1, Class A1A, stepped-coupon 5.919% (6.919%, 3/1/28), 6/25/54 ††	658,757	661,417
FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64	394,612	397,785
FRB Ser. 25-1, Class A11, (US 30 Day Average SOFR + 1.25%), 5.604%, 6/25/55	1,152,103	1,139,165
FRB Ser. 24-10, Class A11, (US 30 Day Average SOFR + 1.25%), 5.604%, 3/25/55	2,206,432	2,185,613
FRB Ser. 24-HE3, Class A1, (US 30 Day Average SOFR + 1.20%), 5.55%, 2/25/55	776,669	777,248
LHOME Mortgage Trust 144A FRB Ser. 25-RTL2, Class A1, 5.774%, 4/25/40 W	542,000	546,655
MFRA Trust 144A Ser. 23-INV2, Class A1, 6.775%, 10/25/58	1,012,781	1,026,350
Mill City Mortgage Loan Trust 144A
Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	532,637	534,297
Ser. 23-NQM1, Class A1, 6.05%, 10/25/67	337,172	337,518
Morgan Stanley Residential Mortgage Loan Trust 144A FRB Ser. 24-3, Class AF, (US 30 Day Average SOFR + 1.35%), 5.704%, 7/25/54	3,091,820	3,062,000
OBX Trust 144A Ser. 23-NQM7, Class A1, 6.844%, 4/25/63	412,090	416,744
PRKCM Trust 144A Ser. 23-AFC2, Class A1, 6.482%, 6/25/58	1,364,122	1,371,201
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 5.786%, 7/25/54	647,854	647,422
PRPM Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.327% (7.292%, 7/1/28), 6/25/69 ††	381,341	389,723
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (CME Term SOFR 1 Month + 0.54%), 4.871%, 5/25/46	565,375	494,070
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60 W	381,000	369,215
ROC Mortgage Trust 144A Ser. 21-RTL1, Class A1, 3.487%, 8/25/26 W	78,419	78,345
Verus Securitization Trust 144A
Ser. 23-6, Class A1, stepped-coupon 6.665% (7.665%, 9/1/27), 9/25/68 ††	740,979	748,256
Ser. 23-INV2, Class A1, 6.443%, 8/25/68	2,149,767	2,168,350
Ser. 24-5, Class A1, stepped-coupon 6.192% (7.192%, 6/1/28), 6/25/69 ††	605,806	611,602
Ser. 24-2, Class A1, stepped-coupon 6.095% (7.095%, 2/1/28), 2/25/69 ††	280,324	282,166
		72,002,240
Total mortgage-backed securities (cost $153,680,570)		$153,342,598
COLLATERALIZED LOAN OBLIGATIONS (4.4%)*	Principal amount	Value
Allegro CLO XII, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.44%), 5.709%, 7/21/37 (Cayman Islands)	$450,000	$450,100
Apidos CLO XXXIV 144A FRB Ser. 21-34A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 5.681%, 1/20/35 (Cayman Islands)	2,310,000	2,315,325
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 22-2A, Class A1, (CME Term SOFR 3 Month + 1.32%), 5.592%, 4/22/35 (Cayman Islands)	500,000	499,136
Birch Grove CLO 2, Ltd. 144A FRB Ser. 24-2A, Class A1R, (CME Term SOFR 3 Month + 1.40%), 5.669%, 10/19/37 (Cayman Islands)	700,000	701,776
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 5.899%, 4/20/37 (Jersey)	750,000	752,206

Core Bond Fund
13

COLLATERALIZED LOAN OBLIGATIONS (4.4%)* cont.	Principal amount	Value
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 5.784%, 11/22/34 (Cayman Islands)	$250,000	$250,000
Cathedral Lake VIII, Ltd. 144A FRB Ser. 21-8A, Class A1, (CME Term SOFR 3 Month + 1.48%), 5.751%, 1/20/35 (Cayman Islands)	1,540,000	1,544,111
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 5.668%, 7/15/36 (Cayman Islands)	2,720,000	2,724,711
CIFC Funding, Ltd. 144A FRB Ser. 24-4A, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.639%, 7/23/37 (Cayman Islands)	500,000	497,963
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 5.701%, 7/20/34 (Cayman Islands)	500,000	501,082
Danby Park CLO, Ltd. 144A FRB Ser. 24-1A, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.629%, 10/21/37 (Jersey)	2,510,000	2,501,849
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 5.749%, 7/20/37 (Cayman Islands)	500,000	500,930
Elevation CLO, Ltd. 144A FRB Ser. 25-10A, Class AR, (CME Term SOFR 3 Month + 0.92%), 5.189%, 10/20/31 (Cayman Islands)	1,307,426	1,304,604
Elevation CLO, Ltd. 144A FRB Ser. 25-13A, Class A1R, (CME Term SOFR 3 Month + 1.06%), 5.316%, 7/15/34 (Cayman Islands)	500,000	497,819
Elmwood CLO I, Ltd. 144A FRB Ser. 24-1A, Class A1RR, (CME Term SOFR 3 Month + 1.52%), 5.789%, 4/20/37 (Cayman Islands)	1,000,000	1,002,292
Elmwood CLO III, Ltd. 144A FRB Ser. 24-3A, Class A1RR, (CME Term SOFR 3 Month + 1.38%), 5.649%, 7/18/37 (Cayman Islands)	850,000	850,213
Elmwood CLO 33, Ltd. 144A FRB Ser. 24-9RA, Class AR, (CME Term SOFR 3 Month + 1.38%), 5.649%, 10/21/37 (Cayman Islands)	750,000	747,476
GoldenTree Loan Management US CLO 9, Ltd. 144A FRB Ser. 24-9A, Class AR, (CME Term SOFR 3 Month + 1.50%), 5.769%, 4/20/37	800,000	802,595
HalseyPoint CLO 3, Ltd. 144A FRB Ser. 24-3A, Class A1R, (CME Term SOFR 3 Month + 1.48%), 5.76%, 7/30/37 (Cayman Islands)	3,152,000	3,146,484
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 5.761%, 7/20/34 (Cayman Islands)	450,000	450,681
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 5.714%, 7/28/34	1,000,000	1,002,163
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (CME Term SOFR 3 Month + 1.50%), 5.783%, 7/25/34 (Cayman Islands)	400,000	401,082
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 6.393%, 7/25/34 (Cayman Islands)	500,000	496,303
Kings Park CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 3 Month + 1.39%), 5.661%, 1/21/35 (Cayman Islands)	2,383,819	2,386,862
KKR CLO, Ltd. 144A FRB Ser. 23-43A, Class A1R, (CME Term SOFR 3 Month + 1.75%), 6.006%, 1/15/36 (Jersey)	750,000	751,767
KKR CLO 54, Ltd. 144A FRB Ser. 24-54A, Class A, (CME Term SOFR 3 Month + 1.32%), 5.641%, 1/15/38 (Cayman Islands)	2,275,000	2,267,725
Madison Park Funding XXX, Ltd. 144A FRB Ser. 24-30A, Class A1R, (CME Term SOFR 3 Month + 1.36%), 5.621%, 7/16/37	1,180,000	1,180,847
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 5.706%, 7/15/37 (Cayman Islands)	3,200,000	3,204,258
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 5.808%, 1/15/35 (Cayman Islands)	249,457	249,948
Oaktree CLO, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 5.606%, 1/15/38 (Cayman Islands)	938,000	933,288
Oaktree CLO, Ltd. 144A FRB Ser. 24-4A, Class ARR, (CME Term SOFR 3 Month + 1.51%), 5.779%, 7/20/37 (Cayman Islands)	500,000	501,253
OHA Loan Funding, Ltd. 144A FRB Ser. 24-1A, Class A1R2, (CME Term SOFR 3 Month + 1.46%), 5.729%, 7/20/37 (Cayman Islands)	2,043,000	2,046,370
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.168%, 1/15/35 (Cayman Islands)	850,000	851,609
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.181%, 4/20/34 (Cayman Islands)	650,000	651,233
RR 14, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.38%), 5.638%, 4/15/36 (Cayman Islands)	1,000,000	1,000,293
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 6.331%, 7/20/34 (Cayman Islands)	500,000	501,184
Signal Peak CLO 5, Ltd. 144A FRB Ser. 24-5A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 5.832%, 4/25/37 (Cayman Islands)	600,000	600,599
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 5.693%, 10/25/34 (Cayman Islands)	500,000	500,133

14
Core Bond Fund

COLLATERALIZED LOAN OBLIGATIONS (4.4%)* cont.	Principal amount	Value
Symphony CLO XXIII, Ltd. 144A FRB Ser. 25-23A, Class AR2, (CME Term SOFR 3 Month + 0.90%), 5.191%, 1/15/34 (Cayman Islands)	$2,240,816	$2,220,506
Symphony CLO XXXII, Ltd. 144A FRB Ser. 22-32A, Class A1, (CME Term SOFR 3 Month + 1.32%), 5.599%, 4/23/35 (Cayman Islands)	1,000,000	998,755
TCW CLO, Ltd. 144A FRB Ser. 21-2A, Class AS, (CME Term SOFR 3 Month + 1.44%), 5.723%, 7/25/34 (Cayman Islands)	300,000	300,651
Venture XV CLO, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 5.698%, 7/15/32 (Cayman Islands)	364,959	365,647
Venture XXVII CLO, Ltd. 144A FRB Ser. 21-27A, Class BR, (CME Term SOFR 3 Month + 1.86%), 6.131%, 7/20/30 (Cayman Islands)	350,000	350,519
Warwick Capital CLO 3, Ltd. 144A FRB Ser. 24-3A, Class A1, (CME Term SOFR 3 Month + 1.65%), 5.919%, 4/20/37 (Jersey)	800,000	800,216
Wise CLO, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 6.056%, 1/15/37 (Jersey)	1,000,000	1,004,222
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 5.716%, 7/15/37 (Cayman Islands)	750,000	748,127
Total collateralized loan obligations (cost $48,426,387)		$48,356,913
ASSET-BACKED SECURITIES (3.4%)*	Principal amount	Value
American Express Credit Account Master Trust
Ser. 22-4, Class A, 4.95%, 10/15/27	$2,500,000	$2,505,045
Ser. 22-3, Class A, 3.75%, 8/15/27	2,496,000	2,490,103
BMW Vehicle Owner Trust Ser. 23-A, Class A3, 5.47%, 2/25/28	439,219	442,269
Capital One Multi-Asset Execution Trust
Ser. 22-A3, Class A, 4.95%, 10/15/27	2,634,000	2,639,055
Ser. 23-A1, Class A, 4.42%, 5/15/28	500,000	500,994
Ser. 22-A2, Class A, 3.49%, 5/15/27	523,000	522,765
Capital One Prime Auto Receivables Trust Ser. 24-1, Class A2A, 4.61%, 10/15/27	1,443,480	1,444,607
Chase Auto Owner Trust 144A Ser. 22-AA, Class A4, 3.99%, 3/27/28	180,000	179,368
Citizens Auto Receivables Trust 144A Ser. 24-1, Class A3, 5.11%, 4/17/28	2,584,000	2,599,393
Discover Card Execution Note Trust
Ser. 22-A4, Class A, 5.03%, 10/15/27	2,149,000	2,153,744
Ser. 22-A3, Class A3, 3.56%, 7/15/27	483,000	481,919
GM Financial Consumer Automobile Receivables Trust Ser. 23-3, Class A3, 5.45%, 6/16/28	2,000,000	2,013,603
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	4,244,000	4,238,740
Harley-Davidson Motorcycle Trust
Ser. 23-B, Class A3, 5.69%, 8/15/28	900,000	908,944
Ser. 22-A, Class A3, 3.06%, 2/15/27	53,509	53,340
Honda Auto Receivables Owner Trust Ser. 23-3, Class A3, 5.41%, 2/18/28	1,727,000	1,739,834
Hyundai Auto Receivables Trust Ser. 23-B, Class A3, 5.48%, 4/17/28	2,092,013	2,106,614
Lendbuzz Securitization Trust 144A Ser. 24-3A, Class A2, 4.97%, 10/15/29	1,786,292	1,786,016
Station Place Securitization Trust 144A
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.223%, 8/4/25	1,685,000	1,684,171
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.222%, 10/27/25	2,300,000	2,308,058
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.219%, 6/22/25	1,770,000	1,771,487
Toyota Auto Receivables Owner Trust
Ser. 23-C, Class A3, 5.16%, 4/17/28	546,000	549,191
Ser. 23-B, Class A3, 4.71%, 2/15/28	265,098	265,579
Volkswagen Auto Loan Enhanced Trust Ser. 25-1, Class A2A, 4.51%, 1/20/28	1,291,000	1,293,719
World Omni Auto Receivables Trust Ser. 24-A, Class A3, 4.86%, 3/15/29	505,000	507,841
Total asset-backed securities (cost $37,017,984)		$37,186,399
INVESTMENT COMPANIES (1.5%)*	Shares	Value
Franklin Ultra Short Bond ETF Ω	663,780	$16,584,543
Total investment companies (cost $16,510,902)		$16,584,543
SHORT-TERM INVESTMENTS (7.5%)*	Principal amount/shares	Value
Autonation, Inc. commercial paper 4.851%, 5/1/25	$9,950,000	$9,948,619
Boston Properties LP commercial paper 4.650%, 5/7/25	2,555,000	2,552,707
Boston Properties LP commercial paper 4.626%, 5/5/25	2,720,000	2,718,259
Crown Castle, Inc. commercial paper 4.964%, 5/6/25 R	3,165,000	3,162,446

Core Bond Fund
15

SHORT-TERM INVESTMENTS (7.5%)* cont.	Principal amount/shares	Value
FMC Corp. commercial paper 5.151%, 5/1/25	$3,550,000	$3,549,502
Intercontinental Exchange, Inc. commercial paper 4.605%, 5/6/25	4,186,000	4,182,743
Intercontinental Exchange, Inc. commercial paper 4.605%, 5/1/25	3,105,000	3,104,598
Marsh & McLennan Cos., Inc. commercial paper 4.681%, 5/12/25	3,815,000	3,809,147
Mid-America Apartments LP commercial paper 4.684%, 5/5/25	2,190,000	2,188,607
Plains All American Pipeline LP commercial paper 4.654%, 5/5/25	5,340,000	5,336,606
Putnam Short Term Investment Fund Class P 4.47% L	Shares 31,999,649	31,999,649
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% P	Shares 718,000	718,000
Targa Resources Corp. commercial paper 4.720%, 5/5/25	$2,455,000	2,453,335
Targa Resources Corp. commercial paper 4.601%, 5/1/25	7,357,000	7,356,008
Total short-term investments (cost $83,086,816)		$83,080,226
TOTAL INVESTMENTS
Total investments (cost $1,341,842,735)	$1,343,190,390
Key to holding’s abbreviations
BKNT	Bank Note
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2024 through April 30, 2025 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $1,107,539,675.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
Ω	Affiliated company (Note 5).
Ф	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $1,477,955 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 7).
##	Forward commitment, in part or in entirety (Note 1).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

16
Core Bond Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$37,186,399	$—
Collateralized loan obligations	—	48,356,913	—
Corporate bonds and notes	—	316,461,098	—
Investment companies	16,584,543	—	—
Mortgage-backed securities	—	153,342,598	—
U.S. government and agency mortgage obligations	—	327,078,704	—
U.S. treasury obligations	—	361,099,909	—
Short-term investments	718,000	82,362,226	—
Totals by level	$17,302,543	$1,325,887,847	$—

The accompanying notes are an integral part of these financial statements.

Core Bond Fund
17

Financial statements

Statement of assets and liabilities

4/30/25 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 7):
Unaffiliated issuers (identified cost $1,293,332,184)	$1,294,606,198
Affiliated issuers (identified cost $48,510,551) (Note 5)	48,584,192
Interest and other receivables	9,027,259
Receivable for shares of the fund sold	3,839,028
Receivable for investments sold	1,642,317
Total assets	1,357,698,994

LIABILITIES
Payable for investments purchased	2,873,574
Payable for purchases of delayed delivery securities (Note 1)	3,433,257
Payable for purchases of TBA securities (Note 1)	241,386,912
Payable for shares of the fund repurchased	839,509
Payable for compensation of Manager (Note 2)	342,221
Payable for Trustee compensation and expenses (Note 2)	365,398
Payable for distribution fees (Note 2)	44,655
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 7)	871,475
Other accrued expenses	2,318
Total liabilities	250,159,319
Net assets	$1,107,539,675

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,299,327,601
Total distributable earnings (Note 1)	(191,787,926)
Total — Representing net assets applicable to capital shares outstanding	$1,107,539,675

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($170,955,967 divided by 20,883,129 shares)	$8.19
Offering price per class A share (100/96.00 of $8.19)*	$8.53
Net asset value and offering price per class C share ($8,883,443 divided by 1,089,392 shares)**	$8.15
Net asset value, offering price and redemption price per class R share ($6,968,740 divided by 844,751 shares)	$8.25
Net asset value, offering price and redemption price per class R6 share ($47,319,509 divided by 5,764,457 shares)	$8.21
Net asset value, offering price and redemption price per class Y share ($873,412,016 divided by 106,755,904 shares)	$8.18
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

18	Core Bond Fund

Statement of operations

Six months ended 4/30/25 (Unaudited)

Investment income
Interest	$24,138,648
Dividends (including dividend income of $1,354,322 from investments in affiliated issuers) (Note 5)	1,354,322
Total investment income	25,492,970

EXPENSES
Compensation of Manager (Note 2)	2,007,914
Distribution fees (Note 2)	262,435
Other	3,454
Fees waived and reimbursed by Manager (Note 2)	(7,560)
Total expenses	2,266,243
Expense reduction (Note 2)	(5,172)
Net expenses	2,261,071
Net investment income	23,231,899

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(4,475,241)
Total net realized loss	(4,475,241)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	9,454,018
Securities from affiliated issuers (Note 5)	73,641
Assets and liabilities in foreign currencies	(4,637)
Total change in net unrealized appreciation	9,523,022
Net gain on investments	5,047,781
Net increase in net assets resulting from operations	$28,279,680

The accompanying notes are an integral part of these financial statements.

Core Bond Fund	19

Statement of changes in net assets

	Six months ended 4/30/25*	Year ended 10/31/24
Increase in net assets
Operations
Net investment income	$23,231,899	$22,923,806
Net realized gain (loss) on investments	(4,475,241)	4,157,784
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	9,523,022	12,994,354
Net increase in net assets resulting from operations	28,279,680	40,075,944
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(3,702,868)	(6,053,305)
Class B	—	(4,244)
Class C	(157,036)	(239,201)
Class R	(108,221)	(85,736)
Class R6	(964,211)	(231,813)
Class Y	(19,757,537)	(16,037,883)
Increase from capital share transactions (Note 4)	375,803,129	368,614,155
Total increase in net assets	379,392,936	386,037,917
Net assets
Beginning of period	728,146,739	342,108,822
End of period	$1,107,539,675	$728,146,739
*Unaudited.

The accompanying notes are an integral part of these financial statements.

20	Core Bond Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[d]
Class A
April 30, 2025**	$8.17	.17	.03	.20	(.18)	—	(.18)	$8.19	2.50*	$170,956	.32*[e]	2.14*[e]	227*
October 31, 2024	7.68	.38	.48	.86	(.37)	—	(.37)	8.17	11.35	158,169.64		4.63	372
October 31, 2023	8.30	.39	(.49)	(.10)	(.52)	—	(.52)	7.68	(1.51)	115,240.66		4.79	967
October 31, 2022	9.04	.37	(.68)	(.31)	(.43)	—	(.43)	8.30	(3.51)	105,223.71		4.30	997
October 31, 2021	9.40	.32	(.38)	(.06)	(.30)	—	(.30)	9.04	(.73)	133,135.77		3.42	908
October 31, 2020	9.83	.29	(.36)	(.07)	(.23)	(.13)	(.36)	9.40	(.67)	139,880.78		3.05	844
Class C
April 30, 2025**	$8.14	.14	.02	.16	(.15)	—	(.15)	$8.15	2.00*	$8,883	.69*[e]	1.76*[e]	227*
October 31, 2024	7.66	.31	.48	.79	(.31)	—	(.31)	8.14	10.44	8,206	1.39	3.87	372
October 31, 2023	8.27	.32[f]	(.48)	(.16)	(.45)	—	(.45)	7.66	(2.14)	4,580	1.41	3.90[f]	967
October 31, 2022	9.00	.29[f]	(.65)	(.36)	(.37)	—	(.37)	8.27	(4.16)	5,097	1.46	3.38[f]	997
October 31, 2021	9.36	.24	(.37)	(.13)	(.23)	—	(.23)	9.00	(1.52)	9,014	1.52	2.53	908
October 31, 2020	9.79	.22	(.36)	(.14)	(.19)	(.10)	(.29)	9.36	(1.44)	24,205	1.53	2.37	844
Class R
April 30, 2025**	$8.23	.17	.02	.19	(.17)	—	(.17)	$8.25	2.34*	$6,969	.44*[e]	2.02*[e]	227*
October 31, 2024	7.74	.34[f]	.50	.84	(.35)	—	(.35)	8.23	10.97	4,090.88		4.10[f]	372
October 31, 2023	8.35	.37	(.49)	(.12)	(.49)	—	(.49)	7.74	(1.66)	607.91		4.52	967
October 31, 2022	9.09	.36	(.69)	(.33)	(.41)	—	(.41)	8.35	(3.76)	392.96		4.12	997
October 31, 2021	9.45	.30	(.38)	(.08)	(.28)	—	(.28)	9.09	(.97)	334	1.02	3.15	908
October 31, 2020	9.88	.26	(.35)	(.09)	(.22)	(.12)	(.34)	9.45	(.91)	355	1.03	2.77	844
Class R6
April 30, 2025**	$8.19	.18	.03	.21	(.19)	—	(.19)	$8.21	2.64*	$47,320	.19*[e]	2.26*[e]	227*
October 31, 2024	7.71	.39[f]	.49	.88	(.40)	—	(.40)	8.19	11.50	18,112.39		4.72[f]	372
October 31, 2023	8.33	.41	(.49)	(.08)	(.54)	—	(.54)	7.71	(1.22)	2,896.41		5.01	967
October 31, 2022	9.07	.40	(.68)	(.28)	(.46)	—	(.46)	8.33	(3.24)	1,214.46		4.59	997
October 31, 2021	9.43	.35	(.39)	(.04)	(.32)	—	(.32)	9.07	(.47)	1,509.52		3.66	908
October 31, 2020	9.86	.31	(.35)	(.04)	(.25)	(.14)	(.39)	9.43	(.42)	10,989.53		3.29	844
Class Y
April 30, 2025**	$8.17	.18	.02	.20	(.19)	—	(.19)	$8.18	2.52*	$873,412	.19*[e]	2.26*[e]	227*
October 31, 2024	7.68	.39	.50	.89	(.40)	—	(.40)	8.17	11.68	539,569.39		4.83	372
October 31, 2023	8.30	.41	(.49)	(.08)	(.54)	—	(.54)	7.68	(1.22)	218,629.41		5.01	967
October 31, 2022	9.04	.40	(.68)	(.28)	(.46)	—	(.46)	8.30	(3.25)	67,037.46		4.59	997
October 31, 2021	9.40	.35	(.39)	(.04)	(.32)	—	(.32)	9.04	(.48)	101,933.52		3.70	908
October 31, 2020	9.83	.32	(.36)	(.04)	(.25)	(.14)	(.39)	9.40	(.42)	143,770.53		3.38	844

The accompanying notes are an integral part of these financial statements.

Core Bond Fund
21

Financial highlights cont.

Before February 28, 2023, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.
*	Not annualized.
**	Unaudited.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Portfolio turnover includes TBA purchase and sale commitments.
[e]	Reflects a waiver of certain fund expenses in connection with investments in Franklin Ultra Short Bond ETF during the period. As a result of such waiver, the expenses of the fund reflect a reduction of less than 0.01% as a percentage of average net assets (Notes 2 and 5).
[f]	The net investment income ratio and per share amount shown for the period ending may not correspond with the expected class differences for the period due to the timing of subscriptions into the class or redemptions out of the class.

The accompanying notes are an integral part of these financial statements.

22
Core Bond Fund

Notes to financial statements 4/30/25 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from November 1, 2024 through April 30, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Core Bond Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek high current income consistent with what the fund’s investment manager believes to be prudent risk. The fund invests mainly in a diversified portfolio of fixed-income securities of governments and private companies that are investment-grade in quality with intermediate- to long-term maturities (three years or longer). Investment-grade securities are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating organization, or are unrated investments that the fund’s investment manager believes are of comparable quality. The fund may invest up to 5% of its total assets in debt investments rated below BBB or its equivalent (also known as below-investment-grade securities) at the time of purchase by each rating agency rating such investments, or in unrated investments that the fund’s investment manager believes are of comparable quality, however, the fund will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment or are unrated securities that the fund’s investment manager believes are of comparable quality. The fund will not necessarily sell an investment if its rating is reduced (or increased) after purchase. The fund’s investment manager may consider, among other factors, a company’s or issuer’s credit, interest rate, liquidity and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. Under normal circumstances, the fund’s investment manager will invest at least 80% of the fund’s net assets in bonds (bonds include any debt instrument, and may be represented by other investment instruments, including derivatives). This policy may be changed only after 60 days’ notice to shareholders. In addition to bonds, the fund may also invest in other fixed-income instruments. The fund may also use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 4.00%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities

Core Bond Fund
23

using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

24
Core Bond Fund

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements .

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers) managed by an affiliate of Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in Other expenses in the Statements of operations. During the reporting period, the fund did not use the Global Credit Facility.

Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the fund based on the fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$90,572,487	$97,364,526	$187,937,013

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $1,342,377,092, resulting in gross unrealized appreciation and depreciation of $12,580,882 and $11,767,584, respectively, or net unrealized appreciation of $813,298.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Franklin Advisers a monthly base fee equal to 0.39% of the monthly average of the fund’s net asset value. In return for this fee, Franklin Advisers provides investment management and investor servicing and bears the fund’s organizational and operating expenses, excluding performance fee adjustments, payments under the fund’s distribution plan, brokerage, interest, taxes, investment related expenses, extraordinary expenses and acquired fund fees and expenses.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.193% of the fund’s average net assets.

The fund invests in Franklin Ultra Short Bond ETF, an open-end management investment company managed by Franklin Advisers. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Franklin Ultra Short Bond ETF with respect to assets invested by the fund in Franklin Ultra Short Bond ETF. During the reporting period, management fees paid were reduced by $7,560 relating to the fund’s investment in Franklin Ultra Short Bond ETF.

Franklin Advisers has retained Putnam Management as a sub-advisor for the fund pursuant to a sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

Core Bond Fund
25

The aggregate amount of all reimbursements for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund is determined annually by the Trustees. These fees are being paid by Franklin Advisers as part of the management contract.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. These fees are being paid by Franklin Advisers as part of the management contract.

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $5,172 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $732, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees. These fees are being paid by Franklin Advisers as part of the management contract.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003. These fees are being paid by Franklin Advisers as part of the management contract.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$207,475
Class C	1.00%	1.00%	$42,106
Class R	1.00%	0.50%	$12,854
Total			$262,435

For the reporting period, Franklin Distributors, acting as underwriter, received net commissions of $10,528 from the sale of class A shares and received $1,627 in contingent deferred sales charges from redemptions of class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Franklin Distributors, acting as underwriter, received $2,532 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$2,521,289,790	$2,169,495,962
U.S. government securities (Long-term)	523,844,721	404,965,539
Total	$3,045,134,511	$2,574,461,501

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 4/30/25		YEAR ENDED 10/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	5,862,735	$47,688,446	12,146,706	$99,551,592
Shares issued in connection with reinvestment of distributions	447,024	3,614,664	722,056	5,877,274
	6,309,759	51,303,110	12,868,762	105,428,866
Shares repurchased	(4,788,656)	(38,904,677)	(8,508,145)	(69,200,234)
Net increase	1,521,103	$12,398,433	4,360,617	$36,228,632
	YEAR ENDED 10/31/24 *
Class B	Shares	Amount
Shares sold	—	$—
Shares issued in connection with reinvestment of distributions	526	4,244
	526	4,244
Shares repurchased	(20,912)	(170,601)
Net decrease	(20,386)	$(166,357)

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Core Bond Fund

	SIX MONTHS ENDED 4/30/25		YEAR ENDED 10/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	302,077	$2,454,036	620,351	$5,058,344
Shares issued in connection with reinvestment of distributions	19,392	156,250	29,232	237,234
	321,469	2,610,286	649,583	5,295,578
Shares repurchased	(240,374)	(1,941,375)	(239,581)	(1,944,233)
Net increase	81,095	$668,911	410,002	$3,351,345
	SIX MONTHS ENDED 4/30/25		YEAR ENDED 10/31/24
Class R	Shares	Amount	Shares	Amount
Shares sold	585,405	$4,777,947	753,843	$6,333,373
Shares issued in connection with reinvestment of distributions	13,280	108,221	10,303	85,736
	598,685	4,886,168	764,146	6,419,109
Shares repurchased	(250,958)	(2,065,493)	(345,634)	(2,875,067)
Net increase	347,727	$2,820,675	418,512	$3,544,042
	SIX MONTHS ENDED 4/30/25		YEAR ENDED 10/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	4,391,497	$35,759,400	2,194,233	$18,188,916
Shares issued in connection with reinvestment of distributions	117,056	949,084	26,924	221,261
	4,508,553	36,708,484	2,221,157	18,410,177
Shares repurchased	(954,828)	(7,789,579)	(385,979)	(3,149,917)
Net increase	3,553,725	$28,918,905	1,835,178	$15,260,260
	SIX MONTHS ENDED 4/30/25		YEAR ENDED 10/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	62,387,454	$506,782,699	49,715,419	$408,701,238
Shares issued in connection with reinvestment of distributions	2,442,520	19,737,956	1,963,462	16,015,743
	64,829,974	526,520,655	51,678,881	424,716,981
Shares repurchased	(24,137,841)	(195,524,450)	(14,068,659)	(114,320,748)
Net increase	40,692,133	$330,996,205	37,610,222	$310,396,233

* Effective September 5, 2024, the fund terminated its class B shares.

At the close of the reporting period, a shareholder of record owned 5.4% of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:

Name of affiliate	Fair value as of 10/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding at period end	Fair value as of 4/30/25
Short-term investments
Putnam Short Term Investment Fund Class P ‡	$63,715,306	$477,663,021	$509,378,678	$1,182,613	$—	$—	$—	31,999,649	$31,999,649
Total Short-term investments	63,715,306	477,663,021	509,378,678	1,182,613	—	—	—	31,999,649	31,999,649
Investment companies
Franklin Ultra Short Bond ETF #	—	16,510,902	—	171,709	—	—	73,641	663,780	16,584,543
Total Investment companies	—	16,510,902	—	171,709	—	—	73,641	663,780	16,584,543
Totals	$63,715,306	$494,173,923	$509,378,678	$1,354,322	$—	$—	$73,641	32,663,429	$48,584,192
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
# Management fees paid by the fund are reduced by an amount equal to the management fees paid by Franklin Ultra Short Bond ETF with respect to assets invested by the fund in Franklin Ultra Short Bond ETF (Note 2).

Core Bond Fund
27

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	BofA Securities, Inc.	Citigroup Global Markets, Inc.	Goldman Sachs International	JPMorgan Securities LLC
Assets:
Total Assets	$—	$—	$—	$—
Liabilities:
Total Liabilities	$—	$—	$—	$—
Total Financial and Derivative Net Assets	$—	$—	$—	$—
Total collateral received (pledged) †##	$—	$—	$—	$—
Net amount	$—	$—	$—	$—
Controlled collateral received (including TBA commitments)**	$—	$718,000	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$(143,204)	$—	$(317,538)	$(287,964)

	Mizuho Capital Markets LLC	Morgan Stanley & Co. LLC	Wells Fargo Bank, N.A.	Total
Assets:
Total Assets	$—	$—	$—	$—
Liabilities:
Total Liabilities	$—	$—	$—	$—
Total Financial and Derivative Net Assets	$—	$—	$—	$—
Total collateral received (pledged) †##	$—	$—	$—
Net amount	$—	$—	$—
Controlled collateral received (including TBA commitments)**	$—	$—	$153,475	$871,475
Uncontrolled collateral received	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$(101,955)	$(627,294)	$—	$(1,477,955)
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

Note 8: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

28
Core Bond Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the fund.

Board approval of management and subadvisory agreements

Not applicable

Core Bond Fund
29

© 2025 Franklin Templeton. All rights reserved.	39114-SFSOI 6/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s [principal/chief executive officer] and [principal/chief financial officer] have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934. .

(b)There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: June 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: June 27, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: June 27, 2025